Non-controlling Interests (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EQUITY
Capital stock	$ 4,978,126	$ 4,978,126
Additional paid-in-capital	15,889,819	15,889,819
Legal reserve	2,139,007	2,139,007
Retained earnings from prior years	74,983,656	70,395,669
Accumulated other comprehensive income (loss):
Carrying value of the non-controlling interest	13,995,150	12,492,484
Aggregate amount of dividends paid	1,581,809	1,644,609	$ 1,463,831
Non-controlling Interests
EQUITY
Capital stock	1,166,114	1,167,078
Additional paid-in-capital	3,010,618	3,019,912
Legal reserve	166,694	167,006
Retained earnings from prior years	7,415,129	6,290,209
Net income for the year	2,053,026	1,611,948
Accumulated other comprehensive income (loss):
Cumulative result from foreign currency translation	189,401	243,002
Remeasurement of post-employment benefit obligations on defined benefit plans	(5,832)	(6,671)
Carrying value of the non-controlling interest	13,995,150	12,492,484
Aggregate amount of dividends paid	497,617	560,417	379,639
Non-controlling Interests | Sky
Accumulated other comprehensive income (loss):
Aggregate amount of dividends paid	1,000,000	1,000,000	750,000
Dividends paid to non controlling interest	413,334	413,334	309,985
Non-controlling Interests | Radiopolis
Accumulated other comprehensive income (loss):
Aggregate amount of dividends paid	90,000	194,000	80,000
Dividends paid to non controlling interest	$ 45,000	$ 97,000	$ 40,000